Income Tax Expense_Unrecognized temporary differences (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Unrecognized Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences	₩ 272,911	₩ 126,818
Tax loss carry forward	149,035	96,135
Taxable temporary differences	(868,541)	(1,298,586)
Total	₩ (446,595)	₩ (1,075,633)
Details Of Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised	No deferred income tax asset has been recognized for the deductible temporary difference of 227,144 million Won associated with investments in subsidiaries and associates as of December 31, 2018, because it is not probable that the temporary differences will be reversed in the foreseeable future. 45,767 million Won associated with others, respectively, as of December 31, 2018, due to the uncertainty that these will be realized in the future.
Details Of Taxable Temporary Differences For Which No Deferred Tax Liabilities Are Recognised	No deferred income tax liability has been recognized for the taxable temporary difference of 866,294 million Won associated with investment in subsidiaries and associates as of December 31, 2018, due to the following reasons: - The Group is able to control the timing of the reversal of the temporary difference. - It is probable that the temporary difference will not be reversed in the foreseeable future. 2,247 million Won associated with others are not recognized as deferred tax liabilities as it is not probable that the associated temporary differences will be reversed in the foreseeable future.
Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures
Disclosure Of Unrecognized Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences	₩ 227,144
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	866,294
Temporary Differences Associated With Others
Disclosure Of Unrecognized Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences	45,767
Temporary Differences For Which No Deferred Tax Liability Is Recognised	₩ 2,247